REVENUE	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

15.	REVENUE

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Sales of products
- Home water solutions	1,077,858	1,498,368	1,686,566
- Kitchen appliances and others	214,279	337,177	484,565
- Consumables	324,738	277,704	235,388
Total of sales of products	1,616,875	2,113,249	2,406,519
Rendering of services	21,861	5,733	21,707
Total	1,638,736	2,118,982	2,428,226

All the revenue is recognized at a point in time when control of the promised goods is transferred to the customers.